PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	March 31,	December 31,
	2025	2024
Retainer for workover rigs	$240,000	$240,000
Legal Retainer	50,000	—
Prepaid insurance	418,949	575,498
Prepaid interest	24,374	—
Prepaid annual Nasdaq fee	52,500	—
Prepaid expense	3,444	3,444
Prepaid taxes	133,198	133,198
Security deposit	5,050	5,050
Other	9,986	9,986
Total prepaid expenses and other current assets- current	$937,501	$967,176

Retainer for workover rigs	$300,000	$360,000
Total prepaid expenses-noncurrent	$300,000	$360,000

	December 31,	December 31,
	2024	2023
Retainer for workover rigs	$240,000	$—
Prepaid insurance	575,498	45,298
Prepaid expense	3,444	44,975
Prepaid taxes	133,198	—
Deferred closing costs	—	8,417
Security deposit	5,050	5,050
Other	9,986	9,986
Total prepaid expenses - current	$967,176	$113,726

Retainer for workover rigs	$360,000	$—
Total prepaid expenses-noncurrent	$360,000	$—